Note 26 - Segment and Geographic Information (Details) - The Group Derives Revenue from External Customers for Each of the Following Services - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 107,404,766	$ 83,695,885	$ 52,738,077
Precious Metals Trading Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	79,702,654	60,091,117	30,124,245
Financial Service Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	17,205,459	10,355,732	11,122,400
Brokerage Services in Hong Kong [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	3,149,063	4,610,516	3,404,767
Advertising Revenue [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	7,023,399	8,160,310	6,799,109
Others [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total revenue from external customers	$ 324,191	$ 478,210	$ 1,287,556